SHARE CAPITAL AND RESERVES (Details Narrative)										1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 02, 2023 USD ($) $ / shares shares	Sep. 08, 2023 $ / shares shares	Apr. 11, 2023 USD ($) $ / shares shares	Jul. 08, 2022 $ / shares	Jul. 08, 2022 CAD ($) shares	Mar. 09, 2022 $ / shares	Mar. 09, 2022 CAD ($) shares	Dec. 02, 2021 CAD ($) shares	Oct. 02, 2020 CAD ($) shares	Jun. 30, 2022 CAD ($) shares	Aug. 20, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2020 CAD ($)	Mar. 31, 2023 CAD ($) shares
Statement [Line Items]
Stock issued to exercise of warrants, shares	15,384,615	100,000						6,000,000	2,000,000		3,000,000
Stock issued to exercise of warrants, proceeds	$ 2,000,000							$ 300,000	$ 100,000		$ 150,000
Stock issued to exercise of warrants, non-flow-through shares proceeds | $	$ 769,231
Flow-through proceeds outstanding													$ 2,245,000		$ 245,000
Stock issaunce costs | $									$ 100
Renounced to shareholder | $														$ 167,000
Stock issued to exercise of warrants, non-flow-through shares	9,615,385
Share price | $ / shares	$ 0.13	$ 0.075
Non-flow-through shares price | $ / shares	$ 0.08
2019 Loan Bonus Warrants
Statement [Line Items]
Black-scholes fair value assumption description												risk-free rate of 1.57%; expected volatility of 144%; underlying market price of $0.035; strike price of $0.05; expiry term of 5 years; and dividend yield of nil
Share purchase warrants issued												16,000,000
Fair value of warrants issued | $												$ 490,449
2022 Loan Bonus Warrants
Statement [Line Items]
Black-scholes fair value assumption description										risk-free rate of 3.28%; expected volatility of 138%; underlying market price of $0.11; strike price of $0.085; expiry term of 2.45 years; and dividend yield of nil
Share purchase warrants issued										1,176,470
Fair value of warrants issued | $										$ 99,191
2023 Non Flow Tthrough Warrants Member
Statement [Line Items]
Share purchase warrants issued													4,807,693
Expiry term description													The share purchase warrants have a strike price of $0.08, an expiry term of 5 years, and are subject to a blocker term that prohibits exercise of the warrants to the extent the holder would as a result of any exercise exceed 19.99% of the issued shares
Share Purchase Option [Member]
Statement [Line Items]
Stock option granted			520,000				3,480,000
Aggregate common shares acquire			520,000				3,480,000
Share price | $ / shares			$ 0.125			$ 0.12
Stock granted term dscription			three years				three to five years
Stock granted to insiders							50.00%
Fair value of options			$ 49,647				$ 366,912
Black-scholes fair value assumption description			risk-free rate of 3.56%; expected volatility of 123%; underlying market price of $0.13; strike price of $0.125; expiry term of 3 years; and dividend yield of nil				risk-free rate of 1.65%; expected volatility of 139%; underlying market price of $0.12; strike price of $0.12; expiry term of 3 - 5 years; and dividend yield of nil
Investor Relations Agreement
Statement [Line Items]
Stock option granted					1,000,000
Aggregate common shares acquire					1,000,000
Share price | $ / shares				$ 0.11
Stock granted term dscription					five years
Options vest each instalments					25.00%
Fair value of options | $					$ 88,486
Black-scholes fair value assumption description					risk-free rate of 3.21%; expected volatility of 139%; underlying market price of $0.10; strike price of $0.11; expiry term of 5 years; and dividend yield of nil
Share Capital
Statement [Line Items]
Common shares issued													211,702,894		186,602,894
Common shares outstanding													211,702,894		186,602,894